Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Profit or loss [abstract]
Revenue (notes 22 and 26)	$ 5,509	$ 5,407
Operating, general and administrative expenses (note 23)	(3,009)	(3,016)
Restructuring costs (notes 12 and 23)	(14)	(14)
Amortization:
Deferred equipment revenue (note 16)	11	16
Deferred equipment costs (note 8)	(47)	(65)
Property, plant and equipment, intangibles and other (notes 7, 9, 14 and 16)	(1,183)	(1,168)
Operating income	1,267	1,160
Amortization of financing costs - long-term debt (note 13)	(2)	(3)
Interest expense (notes 13, 14 and 26)	(231)	(274)
Other gains (losses) (note 24)	(2)	(16)
Income before income taxes	1,032	867
Current income tax expense (note 25)	30	120
Deferred income tax expense (note 25)	16	59
Net income	986	688
Net income attributable to:
Equity shareholders	$ 986	$ 688
Earnings per share (note 19)
Basic and diluted	$ 1.94	$ 1.32